Cover Page	6 Months Ended
Jun. 30, 2023
Document Information [Line Items]
Document Type	6-K/A
Amendment Flag	false
Document Period End Date	Jun. 30, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q2
Entity Registrant Name	Cellectis S.A.
Entity Central Index Key	0001627281
Current Fiscal Year End Date	--12-31
Entity File Number	001-36891